Summary of Significant Accounting Policies - Reconciliation of Earnings Per Share (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Net Income(loss)		$ (67,883,898)	$ (21,671,394)
Weighted Average Share Outstanding		4,139,275	2,950,556
Basic and diluted net income per share		$ (16.40)	$ (7.34)
ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Net Income(loss)	$ (20)	$ 5,953,450
Redeemable Common Class A [Member] | ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Net Income(loss)	$ 0	$ 4,660,201
Weighted Average Share Outstanding	0	30,624,658
Basic and diluted net income per share	$ 0.00	$ 0.15
Class B Non Redeemable Common Stock [Member] | ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Net Income(loss)	$ (20)	$ 1,293,249
Weighted Average Share Outstanding	7,500,000	8,498,630
Basic and diluted net income per share	$ 0.00	$ 0.15